Accumulated Other Comprehensive Income (Loss)	12 Months Ended
Dec. 31, 2015
Equity [Abstract]
Accumulated Other Comprehensive Income (Loss)
Note 24. Accumulated Other Comprehensive Income (Loss)
The components of accumulated other comprehensive income (loss), net of income taxes, consisted of:
	Currency Translation Adjustment	Net Investment Hedge	Employee Benefits	Total
Balance at December 31, 2012	$19	$—	$—	$19
Other comprehensive income (loss)	—	—	—	—
Balance at December 31, 2013	19	—	—	19
Other comprehensive income (loss)	—	—	—	—
Balance at December 31, 2014	19	—	—	19
Assumption and establishment of pension plans, net	—	—	(311)	(311)
Other comprehensive income (loss)	(304)	8	52	(244)
Balance at December 31, 2015	$(285)	$8	$(259)	$(536)